Average Annual Total Returns - PROFUND VP OIL GAS	None OneYear	None FiveYears	None TenYears	None Inception Date	S&P 500® OneYear		S&P 500® FiveYears		S&P 500® TenYears		Dow Jones U.S. Oil & GasSM Index OneYear		Dow Jones U.S. Oil & GasSM Index FiveYears		Dow Jones U.S. Oil & GasSM Index TenYears
Total	(34.46%)	(7.36%)	(4.85%)	Jan. 22, 2001	18.40%	[1]	15.22%	[1]	13.88%	[1]	(33.23%)	[1]	(5.77%)	[1]	(3.19%)	[1]

[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index.